Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,992,000
Previously Paid Amount	0.00
Total Fee Amount	2,899.00
Total Offset Amount	0.00
Net Fee	2,899.00
Narrative - Max Aggregate Offering Price	$ 20,992,000
Final Prospectus	true